SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Weighted-average remaining lease term	3 years	2 years
Weighted-average discount rate	4.09%	4.58%
Right-of-use assets obtained under operating leases	$ 171,264	$ 146,560	$ 76,249